Derivative and Hedging Instruments - Hedges of Net Investments in Foreign Operations (Details) - Net investment hedges - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	$ 620	$ (196)
Change in value of the hedging instrument for ineffectiveness measurement	(620)	196
Gains (losses) deferred in AOCI on derivatives	(620)	196
Gains (losses) reclassified from AOCI into Total investment result	0	0
Ineffectiveness recognized in Total investment result	0	0
Non-functional currency denominated debt
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	665	(195)
Change in value of the hedging instrument for ineffectiveness measurement	(665)	195
Gains (losses) deferred in AOCI on derivatives	(665)	195
Gains (losses) reclassified from AOCI into Total investment result	0	0
Ineffectiveness recognized in Total investment result	0	0
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(45)	(1)
Change in value of the hedging instrument for ineffectiveness measurement	45	1
Gains (losses) deferred in AOCI on derivatives	45	1
Gains (losses) reclassified from AOCI into Total investment result	0	0
Ineffectiveness recognized in Total investment result	$ 0	$ 0